Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Summary of fair value of Artisan's identifiable net assets acquired	The stock exchange listing service had been recorded in profit or loss and measured as the excess of fair value of the Company’s Class A ordinary shares issued to acquire Artisan over the fair value of Artisan’s identifiable net assets acquired, with the amount expensed as incurred:

Fair value of Artisan’s identifiable net assets acquired comprising		$23,600
Prepayments	$538
Cash and cash equivalent	30,364
Accrued expenses	(231)
Warrants liabilities (note (i))	(6,186)
Derivative liabilities (note (ii))	(885)
Less: Fair value of consideration comprising:
14,523,244 Company’s Class A ordinary shares		(113,147)
Share-based payment expense on listing		$(89,547)
Notes:
(i)The warrants liabilities acquired include those in relation to the warrants issued by Artisan to Artisan’s public investors and Artisan LLC, the sponsor. The holders of Artisan’s warrants (including public investors and the sponsor) received one warrant of the Company for each Artisan’s warrant, resulting in the issuance of 100,000 warrants of the Company (see note 27).
(ii)Prior to the initial public offering of Artisan, institution investors (“FPA Investors”) agreed to purchase an aggregate of 6,000,000 Class A ordinary shares of Artisan and 1,500,000 redeemable warrants of Artisan at a price of $10 per Class A ordinary share and 1⁄4 warrant of Artisan in a private placement to close immediately prior to the closing of Artisan merging with one or more entities. The investment commitments from FPA Investors represents a derivative liability of Artisan measured at FVTPL before the Initial Merger. As part of the Reverse Recapitalization, prior to the Initial Merger, the agreements with FPA Investors were amended such that FPA Investors committed to purchase a variable number of Class A ordinary shares and warrants of the Company at an aggregate price of $585 immediately prior to the closing of the Acquisition Merger. On May 18, 2022, the derivative liability was settled by issuing 400,000 Class A ordinary shares and 100,000 warrants of the Company to FPA Investors (see note 27).